Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill	$ 36,350	$ 500
Intangible assets, other than goodwill	46,901	29,886
Long-lived assets	93,725	84,860	78,213
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill
Intangible assets, other than goodwill
Long-lived assets
Significant Other Observable Inputs (Level 2) [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill
Intangible assets, other than goodwill
Long-lived assets
Significant Unobservable Inputs (Level 3) [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill	36,350
Intangible assets, other than goodwill	46,901
Long-lived assets	93,725
Loss for Year [Member]
Non-financial assets measured and recorded at fair value on a non-recurring
Goodwill
Intangible assets, other than goodwill
Long-lived assets	$ (2,538)